SEC FILE NUMBER:
0-21139
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one)	☑ Form 10-K	☐ Form 20-F	☐ Form 11-K	☐ Form 10-Q
	☐ Form 10-D	☐ Form N-SAR	☐ Form N-CSR

For Period Ended:	December 31, 2007
Nothing in this form shall be construed to imply that the Securities and Exchange Commission has verified any information contained herein.

PART I — REGISTRANT INFORMATION
PART II — RULES 12b-25(b) AND (c)
PART III — NARRATIVE
PART IV — OTHER INFORMATION

     PART I — REGISTRANT INFORMATION
DURA AUTOMOTIVE SYSTEMS, INC.
Full Name of Registrant
NOT APPLICABLE
Former Name if Applicable
2791 RESEARCH DRIVE
Address of Principal Executive Office (Street and Number)
ROCHESTER HILLS, MICHIGAN 48309
City, State and Zip Code
     PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

     PART III — NARRATIVE
     Dura Automotive Systems, Inc. (the “Company”) has determined that it is unable to file its Annual Report on Form 10-K for the year ended December 31, 2007 (“2007 Form 10-K”) by March 31, 2008, without unreasonable effort and expense. On October 30, 2006, the Company and its domestic and Canadian subsidiaries (collectively, the “Debtors”), filed voluntary petitions in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) seeking reorganization relief under the provisions of chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”) (Consolidated Case No. 06-11202) (collectively, the “Cases”).
     On December 21, 2007, the Company filed an Amendment No. 1 to its Annual Report on Form 10-K for the year ended December 31, 2006 (the “Amendment”) in order to reflect the restatement of previously issued consolidated financial statements as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 included in the original Annual Report on Form 10-K for the fiscal year ended December 31, 2006, previously filed on July 16, 2007 (the “Original Filing”).
     Subsequent to the issuance of the Company’s consolidated financial statements included in Item 8, “Financial Statements and Supplementary Data,” in the Original Filing, the Company determined that certain information in the Condensed Consolidating Guarantor and Non-Guarantor Financial Information Footnote — Note 13 contained errors. The correction of these errors had no impact, for any previously reported period, on the Company’s (i) consolidated balance sheets, (ii) consolidated statements of operations, (iii) consolidated statements of stockholders’ investment (deficit), or (iv) consolidated statements of cash flows. In the Amendment, the Company noted additional material weaknesses in its internal control over financial reporting that existed at December 31, 2006. These material weaknesses related to (i) insufficient number of personnel having appropriate knowledge, experience and training in the application of U.S. GAAP at both the Company’s operating locations and corporate headquarters, and insufficient personnel at the Company’s corporate headquarters to provide effective oversight and review of financial transactions; (ii) preparation, review and monitoring controls over account reconciliations and analyses did not operate effectively to ensure significant account balances were accurate and supported with appropriate underlying calculations and documentations in a timely manner; (iii) process controls over cash disbursements and receipts implemented in the U.S. Accounting Shared Service Center following our filing for protection under chapter 11 of the U.S. bankruptcy code did not operate effectively to ensure proper accounting for such transactions in a timely manner; and (iv) ability to adequately implement necessary changes to internal controls over financial reporting.
     The Company is currently addressing these material weaknesses, which has delayed the completion of the financial and other information to be included in the 2007 Form 10-K. The Company is working diligently to finalize its financial statements for the year ended December 31, 2007, and is providing Deloitte & Touche LLP (“D&T”) with the information necessary to complete the audit of the Company’s consolidated financial statements.
     D&T has informed the Company’s Audit Committee that its report on the Company’s consolidated financial statements will include an explanatory paragraph indicating that substantial doubt exists as to the Company’s ability to continue as a going concern. The

Company does not intend to include any adjustments to its financial statements to reflect the possible future effects that may result from the uncertainty of its ability to continue as a going concern.
     Forward-Looking Statements
     This Notification, including the attachment being filed as part of this Notification, as well as other statements made by the Company may contain forward-looking statements within the “safe harbor” provisions of the Private Securities Litigation Reform Act of 1995, that reflect, when made, the Company’s current views with respect to current events and financial performance. Such forward-looking statements are and will be, as the case may be, subject to many risks, uncertainties and factors relating to the Company’s operations and business environment which may cause the actual results of the Company to be materially different from any future results, express or implied, by such forward-looking statements. Factors that could cause actual results to differ materially from these forward-looking statements include, but are not limited to, the following: the ability of the Company to continue as a going concern; the ability of the Company to operate pursuant to the terms of the debtor-in-possession facility; the Company’s ability to obtain Court approval with respect to motions in the chapter 11 cases prosecuted by it from time to time; the ability of the Company to develop, prosecute, confirm and consummate one or more plans of reorganization with respect to the chapter 11 cases; risks associated with third parties seeking and obtaining Court approval to terminate or shorten the exclusivity period for the Company to propose and confirm one or more plans of reorganization, for the appointment of a chapter 11 trustee or to convert the cases to chapter 7 cases; the ability of the Company to obtain and maintain normal terms with vendors and service providers; the Company’s ability to maintain contracts that are critical to its operations; the potential adverse impact of the chapter 11 cases on the Company’s liquidity or results of operations; the ability of the Company to fund and execute its business plan and to do so in a timely manner; the ability of the Company to attract, motivate and/or retain key executives and associates; the ability of the Company to avoid or continue to operate during a strike, or partial work stoppage or slow down by any of its unionized employees and the ability of the Company to attract and retain customers. Additional factors that could affect future results are identified in the Annual Report on Form 10-K for the year ended December 31, 2006 filed with the SEC including the risk factors in Part I. Item 1A. Risk Factors, contained therein. The Company disclaims any intention or obligation to update or revise any forward-looking statements, whether as a result of new information, future events and/or otherwise.
     Similarly, these and other factors, including the terms of any reorganization plan ultimately confirmed, can affect the value of the Company’s various prepetition liabilities, common stock and/or other equity securities. Additionally, no assurance can be given as to what values, if any, will be ascribed in the bankruptcy cases to each of these constituencies. A plan of reorganization is likely to result in holders of the Company’s common stock receiving no distribution on account of their interest and cancellation of their interests.

     PART IV — OTHER INFORMATION
     (1) Name and telephone number of person to contact in regard to this notification.

C. Timothy Trenary
Vice President and Chief Financial Officer	248	299-7509

(Name)	(Area Code)	(Telephone Number)
     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).
     Yes ☐ No ☑
     The Company has not filed its Quarterly Reports on Form 10-Q for the quarterly periods ended April 1, July 1 and September 30, 2007.
     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
     Yes ☑ No ☐
     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
     Please see attached explanation.
     DURA AUTOMOTIVE SYSTEMS, INC. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 14, 2008	By:	/s/ C. Timothy Trenary
C. Timothy Trenary
Vice President and Chief Financial Officer

     Explanation Referred to in Part IV, Item (3) of Form 12b-25
     Significant Changes in Results of Operations
     The Company is required by Part IV, Item (3) of Form 12b-25 to provide as part of this filing an explanation regarding whether the results of operations expected to be reported for the year ended December 31, 2007 will reflect significant changes from its results of operations for the year ended December 31, 2006. The results of operations that the Company will include in the 2007 Form 10-K are still being finalized by management and audited by D&T, and are subject to the issues discussed in Part III of this notification. Except as described in this notification, the Company believes it is not appropriate to provide an estimate of those results at this time.
     The Company expects to report a substantial net loss for the year ended December 31, 2007. The 2006 net loss was $910.7 million, which included $684.2 million of facility consolidation charges, and $35.8 million of reorganization expenses. The net loss for 2007 is resulting from the decline in business and the overall industry conditions, increased raw material costs than in prior years, impact of closing certain facilities, and moving businesses to lower cost countries based on our announced restructuring plans. The net loss for 2007 will include charges for facilities consolidation, asset impairments, restructuring and reorganization. In 2007, we have incurred a significant amount of professional fees and debt termination charges associated with our reorganization. Effective October 30, 2006, certain interest on unsecured prepetition debt has not been accrued as provided for under the U.S. Bankruptcy code. This will result in reporting less interest expense in 2007, as compared to 2006. Further, during the third quarter of 2007, we completed the sale of our Atwood Mobile Products division which will impact our financial results in 2007, as compared to 2006.